DEPOSITS (Tables)	12 Months Ended
Sep. 30, 2013
DEPOSITS
Summary of deposits

	September 30, 2013		September 30, 2012
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate

Demand deposits:
Non-interest-bearing checking	$168,031,839	—	$173,374,357	—
Interest-bearing checking	237,362,430	0.10%	276,541,695	0.14%
Savings accounts	39,845,424	0.13%	37,257,869	0.14%
Money market	206,926,830	0.26%	149,193,821	0.26%
Total demand deposits	652,166,523	0.13%	636,367,742	0.13%

Certificates of deposit:
Traditional	313,216,661	0.84%	365,847,877	1.17%
CDARS	45,428,415	0.28%	79,482,699	0.34%
Total certificates of deposit	358,645,076	0.77%	445,330,576	1.02%

Total deposits	$1,010,811,599	0.35%	$1,081,698,318	0.50%

Schedule of maturities of certificates of deposit

Maturing within:
Three months ending:
December 31, 2013	$78,663,900
March 31, 2014	74,277,255
June 30, 2014	59,659,114
September 30, 2014	40,360,758
Year ending September 30:
2015	84,319,971
2016	16,327,061
2017	2,805,819
2018	2,231,198
Total	$358,645,076

Summary of interest expense on deposits

	2013	2012	2011

Interest-bearing checking	$476,217	$1,179,971	$2,563,968
Savings	69,725	81,415	58,269
Money market	516,768	821,901	1,295,459
Certificates of deposit	3,902,473	5,109,586	7,409,683

Total	$4,965,183	$7,192,873	$11,327,379